CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities:
Net loss	$ (3,606,470)	$ (3,026,493)
Reconciliation of net loss to cash used in operations-
Accretion/amortization of restoration reserve	23,119	38,199
Depreciation and depletion	148,206	207,608
Impairment of uranium properties	268,923	305,914
Decrease in restoration and reclamation accrual	(430,185)	(361,903)
Stock compensation expense	192,818	373,847
Other non-cash items, net	609	2,289
Effect of changes in operating working capital items-
(Increase) decrease in receivables	(280,911)	45,246
(Increase) decrease in prepaid and other current assets	(12,952)	(92,986)
Increase (decrease) in payables, accrued liabilities and deferred credits	1,157,389	(1,012,947)
Net cash used in operating activities	(2,539,454)	(3,521,226)
Cash flows from investing activities:
Increase in certificates of deposit, restricted	(36,474)	(509,831)
Increase in notes receivable - Neutron credit and financing agreement (Note 10)	(917,457)
Additions to property, plant and equipment-
Net cash used in investing activities	(1,918,552)	(732,096)
Cash flows from financing activities:
Payments on borrowings	(15,638)	(23,507)
Issuance of common stock, net	11,490,753	27,345
Net cash provided by (used in) financing activities	11,475,115	3,838
Net increase (decrease) in cash and cash equivalents	7,017,109	(4,249,484)
Cash and cash equivalents, beginning of period	2,890,263	15,386,472
Cash and cash equivalents, end of period	9,907,372	11,136,988
Non-cash transactions:
Issuance of common stock in settlement of deferred compensation		697,027
Issuance (forfeiture) of restricted stock to employees	(16)	43
Kingsville Dome
Additions to property, plant and equipment-
Additions to property, plant and equipment	(87,232)	(17,748)
Vasquez
Additions to property, plant and equipment-
Additions to property, plant and equipment		(6,600)
Rosita/Rosita South
Additions to property, plant and equipment-
Additions to property, plant and equipment	(12,936)	(88,209)
Los Finados
Additions to property, plant and equipment-
Additions to property, plant and equipment		(85,236)
Churchrock
Additions to property, plant and equipment-
Additions to property, plant and equipment	(547,120)	(6,667)
Crownpoint/Section 13 Drilling
Additions to property, plant and equipment-
Additions to property, plant and equipment	(155,964)	(17,805)
Other property
Additions to property, plant and equipment-
Additions to property, plant and equipment	$ (161,369)